Accounting for Derivative Instruments and Hedging Activities - Effect on the Company's of Accumulated OCI Balance Attributable to Cash Flow Hedge Derivatives, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Beginning balance	$ (1,234)	$ 1,968	$ 4,446
Reclassified from accumulated OCI to income:
Sale of NRG Yield and Renewables		25	0
Ending balance	1,658	(1,234)	1,968
Interest rate contracts | AOCI Including Portion Attributable to Noncontrolling Interest
Derivative [Line Items]
Beginning balance	0	(54)	(66)
Reclassified from accumulated OCI to income:
Ending balance		0	(54)
Interest rate contracts | Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent
Reclassified from accumulated OCI to income:
Due to realization of previously deferred amounts	$ 8		12
Interest rate contracts | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent
Reclassified from accumulated OCI to income:
Mark-to-market of cash flow hedge accounting contracts		$ 21	$ 0